RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 935
Additions during the year: Depreciation and amortization	1,550	$ 209
Ending Balance	18,162	935
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,246	1,150
Additions during the year: New leases	1,678	107
Additions during the year: Initial consolidations	16,979
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	157	62
Disposals during the year:		(73)
Ending Balance	20,060	1,246
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(311)	0
Additions during the year: Depreciation and amortization	1,550	127
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	37	209
Disposals during the year:		10
Disposals during the year: Termination of leases		(35)
Ending Balance	(1,898)	(311)
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	811
Ending Balance	17,855	811
Land and buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	1,005	955
Additions during the year: New leases	1,408	0
Additions during the year: Initial consolidations	16,956
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	145	50
Disposals during the year:		0
Ending Balance	19,514	1,005
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(194)	0
Additions during the year: Depreciation and amortization	1,438	80
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	27	107
Disposals during the year:		7
Disposals during the year: Termination of leases		0
Ending Balance	(1,659)	(194)
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	124
Ending Balance	307	124
Motor vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	241	195
Additions during the year: New leases	270	107
Additions during the year: Initial consolidations	23
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	12	12
Disposals during the year:		(73)
Ending Balance	546	241
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(117)	0
Additions during the year: Depreciation and amortization	112	47
Additions during the year: Adjustments arising from translating financial statements from functional currency to presentation currency	10	102
Disposals during the year:		3
Disposals during the year: Termination of leases		(35)
Ending Balance	$ (239)	$ (117)